SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF OPERATIONS (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule I, Condensed Financial Information of Parent, Statement of Operations [Abstract]
Schedule I, Condensed Financial Information of Parent, Interest income	$ 83	$ 109	$ 146
Schedule I, Condensed Financial Information of Parent, Interest expense	(247)	(242)	(265)
Schedule I, Condensed Financial Information of Parent, Operation and maintenance	(68)	(64)	(59)
Schedule I, Condensed Financial Information of Parent, Other income, net	66	42	65
Schedule I, Condensed Financial Information of Parent, Income tax benefits	145	82	79
Schedule I, Condensed Financial Information of Parent, Loss before equity in earnings of subsidiaries	(21)	(73)	(34)
Schedule I, Condensed Financial Information of Parent, Equity in earnings of subsidiaries, net of income taxes	880	1,404	743
Schedule I, Condensed Financial Information of Parent, Net income/earnings	$ 859	$ 1,331	$ 709
Schedule I, Condensed Financial Information of Parent, Basic earnings per common share	$ 3.56	$ 5.55	$ 2.90
Schedule I, Condensed Financial Information of Parent, Weighted average number of shares outstanding, Basic	241,347	239,720	244,736
Schedule I, Condensed Financial Information of Parent, Diluted earnings per common share	$ 3.48	$ 5.51	$ 2.86
Schedule I, Condensed Financial Information of Parent, Weighted average number of shares outstanding, Diluted	246,693	241,523	247,942